FAIR VALUE (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements
Loan servicing rights	1,208,727	1,343,887
Non-recurring
Fair Value Measurements
Impaired loans, at fair value	4,200,000	1,900,000
Other real estate owned	1,700,000	1,400,000
Loan servicing rights	516,000	201,000
Non-recurring | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Loan servicing rights	516,000	201,000
Non-recurring | Discounted cash flow | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Loan servicing rights	516,000	201,000
Non-recurring | Minimum | Discounted cash flow | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
constant prepayment rates (as a percent)	8.00%	7.00%
Non-recurring | Maximum | Discounted cash flow | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
constant prepayment rates (as a percent)	35.00%	23.00%
Non-recurring | Weighted average | Discounted cash flow | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
constant prepayment rates (as a percent)	11.00%	(10.00%)
Non-recurring | 1-4 family residential | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value		1,420,000
Non-recurring | 1-4 family residential | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value	169,000	1,420,000
Non-recurring | 1-4 family residential | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	10.00%	0.00%
Non-recurring | 1-4 family residential | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	10.00%	99.00%
Non-recurring | 1-4 family residential | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	10.00%	14.00%
Non-recurring | Multi-family residential | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value	169,000	199,000
Non-recurring | Multi-family residential | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value		199,000
Non-recurring | Multi-family residential | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		12.00%
Non-recurring | Multi-family residential | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		32.00%
Non-recurring | Multi-family residential | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)		22.00%
Non-recurring | Non-farm & non-residential | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value	366,000	36,000
Non-recurring | Non-farm & non-residential | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value	366,000	36,000
Non-recurring | Non-farm & non-residential | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	0.00%	0.00%
Non-recurring | Non-farm & non-residential | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	0.00%	61.00%
Non-recurring | Non-farm & non-residential | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	0.00%	31.00%
Non-recurring | Agricultural | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value	3,729,000	275,000
Non-recurring | Agricultural | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Impaired loans, at fair value	3,729,000	275,000
Non-recurring | Agricultural | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	5.00%	5.00%
Non-recurring | Agricultural | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	53.00%	44.00%
Non-recurring | Agricultural | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	43.00%	20.00%
Non-recurring | Residential | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Other real estate owned	1,670,000	1,361,000
Non-recurring | Residential | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Other real estate owned	1,670,000	1,361,000
Non-recurring | Residential | Minimum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	0.00%	0.00%
Non-recurring | Residential | Minimum | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	8.00%	8.00%
Non-recurring | Residential | Maximum | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	48.00%	33.00%
Non-recurring | Residential | Maximum | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	10.00%	8.00%
Non-recurring | Residential | Weighted average | Sales comparison | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
adjustment for differences between the comparable sales and income data available (as a percent)	11.00%	4.00%
Non-recurring | Residential | Weighted average | Income approach | Significant Unobservable Inputs (Level 3)
Fair Value Measurements
capitalization rate (as a percent)	9.00%	(8.00%)